UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23371

TIGERSHARES Trust

(Exact name of registrant as specified in charter)

3532 Muirwood Drive

Newtown Square, PA 19073

(Address of principal executive offices) (Zip code)

1(484) 816-7801

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF

Schedule of Investments

December, 31 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
China - 49.2%
5,546	58.com, Inc. ADR(a)	$358,993
3,407	Alibaba Group Holding Ltd. ADR(a)	722,625
5,013	Autohome, Inc. ADR(a)	401,090
2,879	Baidu, Inc. ADR(a)	363,906
10,450	JD.com, Inc. ADR(a)	368,153
25,700	Meituan Dianping - Class B(a)	336,101
1,080	NetEase, Inc. ADR	331,171
16,100	Tencent Holdings Ltd.	776,093
10,265	Trip.com Group Ltd. ADR(a)	344,288
26,696	Vipshop Holdings Ltd. ADR(a)	378,282
		4,380,702
United States - 50.8%
522	Alphabet, Inc. - Class C(a)	697,924
378	Amazon.com, Inc.(a)	698,483
179	Booking Holdings, Inc.(a)	367,618
557	CoStar Group, Inc.(a)	333,253
9,605	eBay, Inc.	346,837
3,380	Facebook, Inc. - Class A(a)	693,745
588	MercadoLibre, Inc.(a)	336,301
1,081	Netflix, Inc.(a)	349,779
11,038	Twitter, Inc.(a)	353,768
1,789	VeriSign, Inc.(a)	344,704
		4,522,412
	TOTAL COMMON STOCKS (Cost $8,016,137)	8,903,114

	TOTAL INVESTMENTS (Cost $8,016,137) - 100.0%	8,903,114
	Liabilities in Excess of Other Assets - (0.0)%(c)	(2,015)
	TOTAL NET ASSETS - 100.0%	$8,901,099

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-Income producing security.

(c) Rounds to zero.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2019 was as follows*:

UP Fintech
China-U.S. Internet
Titans ETF
Cost of investments	$8,016,137
Gross unrealized appreciation	$980,534
Gross unrealized depreciation	(93,557)
Net unrealized appreciation	$886,977

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Security Valuation

All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange-traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of December 31, 2019, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

UP Fintech China-U.S. Internet Titans ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,903,114	$–	$–	$8,903,114
Total Investments in Securities	$8,903,114	$–	$–	$8,903,114

* For further detail on each asset class, see the Schedule of Investments.

As of December 31, 2019, there were no investments in Level 3 securities.

During the period ended December 31, 2019, there were no transfers into or out of Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIGERSHARES Trust

By (Signature and Title)	/s/ Yang Xu
Yang Xu, President, Principal Executive Officer

Date	02/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Yang Xu
Yang Xu, President, Principal Executive Officer

Date	02/11/2020

By (Signature and Title)	/s/ David P. Foulke
David P. Foulke, Vice President, Principal Financial Officer

Date	02/11/2020

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